Financial risk management	12 Months Ended
Dec. 31, 2022
Financial risk management [Abstract]
Financial risk management
4. Financial risk management
4.1 Capital management
The Group continuously optimizes its capital structure to maximize shareholder value while keeping the financial flexibility to execute the strategic projects. The Group’s capital structure policy and framework aim to optimize shareholder value through cash flow distribution to the Group from its subsidiaries, while maintaining an investment-grade rating and minimizing investments with returns below the Group’s weighted average cost of capital.
Cash net of debt is defined as cash and cash equivalents minus non-current
and current interest-bearing loans and borrowings and bank overdrafts. Cash net of debt is a financial performance indicator that is used by the Group’s management to highlight changes in the Group’s overall liquidity position.
The following table provides a reconciliation of the Group’s cash net of debt:

	At December 31,
(Euro thousands)	2022	2021

Cash and cash equivalents	91,897	88,672

Non-current borrowings	(18,115)	(11,212)
Current borrowings	(15,370)	(55,559)

Borrowings	(33,485)	(66,771)

Bank overdrafts	(148)	(14)

Cash net of debt	58,264	21,887

The ratio of cash net of debt to total consolidated equity was as follows:

	At December 31,
(Euro thousands)	2022		2021

Cash net of debt	(58,264)		(21,887)
Total equity	300,806		290,826

Total capital	242,542		268,939

Gearing ratio	(24	% )	(8	% )

4.2 Fair value estimation
The different levels have been defined as follows:

•	Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1).

•	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 2).

•	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (level 3).
The following table presents the Group’s assets and liabilities that are measured at fair value at December 31, 2022 and 2021.

	At December 31,

(Euro thousands)	2022	2021

Assets
Other non-current assets
- Equity investments designated at fair value through profit or loss
Level 1	1,028	1,259
Level 3	1,347	693

	2,375	1,952

Liabilities
Other current liabilities
- Warrant liabilities
Level 1	5,826	—
Level 3	3,176	—
	9,002	—

Equity investments designated at fair value through profit or loss included in Level 1 are publicly listed investment fund shares and included in Level 3 are non-listed
investment fund shares, the fair value of which are determined using a valuation model for which not all inputs are market observable rates.
Warrant liabilities included in Level 1 are public warrants with using of an observable market quote in an active market and included in Level 3 are private placement warrants with using a Black-Scholes Model.
During the years ended December 31, 2022 and 2021, there are no transfers among levels of the fair value hierarchy used in measuring the fair value of financial instruments, and also no changes in the classification of financial assets as a result of a change in the purpose or use of those assets.
The carrying amount of cash and cash equivalents, trade receivables and most other current assets, as adjusted for impairment where necessary as required by IFRS 9, approximates their estimated realizable value and their fair value. Lease liabilities are reported at present value, while all of the other financial liabilities recorded at amortized cost approximate fair value.

4.3 Financial risk factors
The Group’s activities expose it to a variety of financial risks: market risk (including foreign exchange risk and interest rate risk), credit risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance. The Group did not use any derivative financial instruments to hedge certain risk exposures.
(a) Market risk
Foreign exchange risk
The Group has a vast international presence, and therefore is exposed to the risk that changes in currency exchange rates could adversely impact revenue, expenses, margins and profit. The Group’s management assesses its foreign exchange risk by performing a regular review.
The following table demonstrates the sensitivity at the end of the reporting period to a reasonably possible change in the main foreign currencies against the Euro, with all other variables held constant, of the Group’s loss before tax due to differences arising on settlement or translation of monetary assets and liabilities and the Group’s equity excluding the impact of accumulated losses due to the changes of exchange fluctuation reserve of certain overseas subsidiaries of which the functional currencies are currencies other than Euro.

	At December 31, 2022		At December 31, 2021

(Euro thousands)	Increase / (decrease) in loss before tax if Euro strengthens by 5%	Increase / (decrease) in loss before tax if Euro weakens by 5%	Increase / (decrease) in loss before tax if Euro strengthens by 5%	Increase / (decrease) in loss before tax if Euro weakens by 5%

USD	(7,610)	7,610	(5,418)	5,418
CNY	138	(138)	180	(180)
HKD	1	(1)	123	(123)
GBP	108	(108)	78	(78)

Total	(7,363)	7,363	(5,037)	5,037

Interest rate risk
The Group does not have any significant interest-bearing financial assets or liabilities except for cash and cash equivalents and borrowings, details of which are disclosed in Notes 2
4
 and 2
5
 respectively.
The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s borrowings with floating interest rates. The Group’s policy is to manage its interest cost using a mix of fixed and variable rate debts. As at December 31, 2022, approximately
42
% (December 31, 2021:
69
%
) of the Group’s interest-bearing borrowings bore interest at fixed rates.

The following table demonstrates the sensitivity to a reasonably possible change in interest rate, with all other variables held constant, of the Group’s loss before tax (through the impact on floating rate borrowings).

(Euro thousands)	Increase/(decrease) in basis points	Increase/(decrease) in loss before tax
2022	100	253
	(100)	(253)
2021	100	328
	(100)	(328)

(b) Credit risk
Credit risk is defined as the risk of financial loss caused by the failure of a counterparty to repay amounts owed or meet its contractual obligations. The maximum risk to which an entity is exposed is represented by all the financial assets recognized in the financial statements. Management considers its credit risk to relate primarily to trade receivables generated from the wholesale channel and mitigates the related effects through specific commercial and financial strategies.
With regards to trade receivables, credit risk management is carried out by monitoring the reliability and solvency of customers.
The following table provides the aging of trade receivables:

(Euro thousands)	Not yet due	0-90 days overdue	90-180 days overdue	>180 days overdue	Total

Trade receivables, gross	33,279	10,616	4,618	6,566	55,079
Loss allowance	—	(118)	(286)	(5,807)	(6,211)

Total trade receivables at December 31, 2022	33,279	10,498	4,332	759	48,868

Trade receivables, gross	28,046	8,879	1,420	7,744	46,089
Loss allowance	—	(63)	(285)	(5,960)	(6,308)

Total trade receivables at December 31, 2021	28,046	8,816	1,135	1,784	39,781

(c) Liquidity risk
Liquidity risk refers to the difficulty the Group could have in meeting its financial obligations.
According to management, the funds and credit lines currently available, in addition to those that will be generated by operating and financing activities, will enable the Group to meet its financial requirement arising from investing activities, working capital management and punctual loan repayment as planned.
As of December 31, 2022, the Group has undrawn cash credit lines of USD13 million (December 31, 2021: USD13 million) available at banks.
The table below analysis the Group’s financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	As at December 31, 2022

	On demand	Less than 1 year	1 to 3 years	Over 3 years	Total

Trade payables	34,477	38,637	—	—	73,114
Other current liabilities	29,704	35,238	—	—	64,942
Lease liabilities	—	38,029	55,008	63,589	156,626
Bank overdrafts	148	—	—	—	148
Borrowings	—	15,370	6,503	11,612	33,485

	64,329	127,274	61,511	75,201	328,315

	As at December 31, 2021

	On demand	Less than 1 year	1 to 3 years	Over 3 years	Total

Trade payables	21,993	36,158	—	—	58,151
Other current liabilities	17,056	8,602	—	—	25,658
Lease liabilities	—	43,687	51,091	71,814	166,592
Bank overdrafts	14	—	—	—	14
Borrowings	—	55,559	6,619	4,593	66,771

	39,063	144,006	57,710	76,407	317,186